Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	92-3978051
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001805833
Amendment Flag	false